Derivative Liability and Expense (Details Narrative) - USD ($)			12 Months Ended
	Oct. 26, 2020	Jun. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	Dec. 09, 2019
Recognition of derivative liability		$ 526,800
Discount on debt		206,000
Convertible note embedded derivative liability		0
Derivative expense		$ 320,800	$ 1,702,100
Corresponding offset to derivative liability			526,800
Derivative liability	$ 1,908,100		0		$ 937,500	$ 548,200
Conversion price per share	$ 1.12	$ 1.12			$ 1.12		$ 1.02	$ 2.60
Gain on debt extinguishment			$ 366,903	$ (81,738)
RedDiamond Partners, LLC [Member]
Shares of common stock issued	263,568
Conversion price per share	$ 1.40
Gain on debt extinguishment	$ 366,903